SIGNIFICANT ACCOUNTING POLICIES - Summary of List of the Subsidiary Companies of the Group (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Arrival Ltd
Disclosure of subsidiaries [line items]
Participation in share capital	100.00%	100.00%
Arrival Robotics Ltd (previously named TRA Robotics Ltd)
Disclosure of subsidiaries [line items]
Participation in share capital	100.00%	100.00%
Arrival R Ltd (previously named Roborace Ltd)
Disclosure of subsidiaries [line items]
Participation in share capital	100.00%	100.00%
Arrival Jet Ltd
Disclosure of subsidiaries [line items]
Participation in share capital	100.00%	100.00%
Roborace Ltd
Disclosure of subsidiaries [line items]
Participation in share capital	100.00%	100.00%
Arrival Automotive UK Ltd
Disclosure of subsidiaries [line items]
Participation in share capital	100.00%	100.00%
Arrival Solutions UK Ltd
Disclosure of subsidiaries [line items]
Participation in share capital	100.00%	100.00%
Arrival Mobility Ltd
Disclosure of subsidiaries [line items]
Participation in share capital	100.00%	100.00%
Arrival Vault UK Ltd
Disclosure of subsidiaries [line items]
Participation in share capital	100.00%	100.00%
Arrival Elements B.V.
Disclosure of subsidiaries [line items]
Participation in share capital	100.00%	100.00%
Arrival USA Inc (previously named Roborace Inc)
Disclosure of subsidiaries [line items]
Participation in share capital	100.00%	100.00%
Arrival Automotive USA Inc
Disclosure of subsidiaries [line items]
Participation in share capital	100.00%	100.00%
Arrival Vault Inc (previously named ARSNL Merger Sub Inc)
Disclosure of subsidiaries [line items]
Participation in share capital	100.00%	0.00%
Roborace Inc
Disclosure of subsidiaries [line items]
Participation in share capital	100.00%	100.00%
Arrival Solutions USA Inc
Disclosure of subsidiaries [line items]
Participation in share capital	100.00%	100.00%
Arrival Automotive PTE Ltd
Disclosure of subsidiaries [line items]
Participation in share capital	100.00%	100.00%
Arrival RUS LLC (previously named Arrival Software LLC)
Disclosure of subsidiaries [line items]
Participation in share capital	100.00%	100.00%
Arrival Robotics LLC (previously named TRA Robotics LLC)
Disclosure of subsidiaries [line items]
Participation in share capital	0.00%	100.00%
Arrival Germany GmbH
Disclosure of subsidiaries [line items]
Participation in share capital	100.00%	100.00%
Arrival Automotive Germany GmbH
Disclosure of subsidiaries [line items]
Participation in share capital	100.00%	100.00%
Arrival Solutions Germany GmbH (previously named Cybernation Germany GmbH)
Disclosure of subsidiaries [line items]
Participation in share capital	100.00%	100.00%
Arrival Israel Ltd
Disclosure of subsidiaries [line items]
Participation in share capital	100.00%	100.00%
Arrival LT UAB
Disclosure of subsidiaries [line items]
Participation in share capital	100.00%	100.00%
Arrival (previously named Arrival Group S.A.)
Disclosure of subsidiaries [line items]
Participation in share capital	0.00%	100.00%
Arrival Luxembourg S.à r.l
Disclosure of subsidiaries [line items]
Participation in share capital	100.00%	0.00%
Arrival Automotive ES S.L.
Disclosure of subsidiaries [line items]
Participation in share capital	100.00%	0.00%
Arrival Lab ES S.L.
Disclosure of subsidiaries [line items]
Participation in share capital	100.00%	0.00%
Arrival Automotive (Mauritius) Ltd
Disclosure of subsidiaries [line items]
Participation in share capital	100.00%	0.00%
Arrival International
Disclosure of subsidiaries [line items]
Participation in share capital	100.00%	0.00%
Arrival Automotive EV Parts Procurement (Shanghai)
Disclosure of subsidiaries [line items]
Participation in share capital	100.00%	0.00%
Arrival Elements AU Pty Ltd
Disclosure of subsidiaries [line items]
Participation in share capital	100.00%	0.00%
Arrival Automotive AU Pty Ltd
Disclosure of subsidiaries [line items]
Participation in share capital	100.00%	0.00%
Arrival Automotive India Private Ltd
Disclosure of subsidiaries [line items]
Participation in share capital	100.00%	0.00%
Arrival India Private Ltd
Disclosure of subsidiaries [line items]
Participation in share capital	100.00%	0.00%
Arrival Elements MX
Disclosure of subsidiaries [line items]
Participation in share capital	100.00%	0.00%